Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Statement of comprehensive income [abstract]
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	$ 0	$ 0